Share-Based Compensation - Summary of Share Options Activity Classified as Equity (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted | shares		695,927,716
Number of options, Exercised | shares		(866,230,796)
Options Classified as Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Beginning balance | shares		45,654,760
Number of options, Ending balance | shares		114,650,555	45,654,760
Options Classified as Equity [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Beginning balance | shares		418,452,697
Number of options, Granted | shares		894,515,686
Number of options, Exercised | shares		(866,230,796)
Number of options, Forfeited | shares		(18,159,814)
Number of options, Ending balance | shares		428,577,773	418,452,697
Number of options, Vested and expected to vest | shares				428,577,773
Number of options, Exercisable | shares		93,474,222
Weighted average exercise price, Beginning balance	$ 0.000007
Weighted average exercise price, Granted	0.000010
Weighted average exercise price, Exercised	0.000010
Weighted average exercise price, Forfeited	0.000008
Weighted average exercise price, Ending balance	0.000010
Weighted average exercise price, Vested and expected to vest	0.000010
Weighted average exercise price, Exercisable	0.000008
Weighted average remaining contract life		8 years 9 months	8 years 6 months 21 days
Weighted average remaining contract life, Vested and expected to vest		8 years 9 months
Weighted average remaining contract life, Exercisable		6 years 11 months 4 days
Weighted average grant date fair value, Beginning balance	0.2569
Weighted average grant date fair value, Granted	0.7195
Weighted average grant date fair value, Exercised	0.6822
Weighted average grant date fair value, Forfeited	0.4491
Weighted average grant date fair value, Ending balance	0.4547
Weighted average grant date fair value, Vested and expected to vest	0.4547
Weighted average grant date fair value, Exercisable	$ 0.2414
Aggregate intrinsic value, Beginning balance | ¥		¥ 165,035
Aggregate intrinsic value, Ending balance | ¥		¥ 179,544	¥ 165,035
Aggregate intrinsic value, Vested and expected to vest | ¥				¥ 179,544
Aggregate intrinsic value, Exercisable | ¥				¥ 39,118